Environment (Tables)	12 Months Ended
Dec. 31, 2019
ENVIRONMENT
Summary of Environmental Expenses

				12-31-2019						12-31-2018
Company Incurring the Cost	Name of project	Description	Project Status (Finished, In progress)	Total Disbursements	Amounts Capitalized	Expenses	Disbursement amount in the future	Estimated future disbursement date	Total Disbursements	Total Disbursement from the previous year
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
	PEHUENCHE CENTRAL	Waste Management	In process	3,165	—	3,165	—	-	3,165	—
		Environmental Sanitation	In process	1,988	—	1,988	—	-	1,988	—
	Hydroelectric Central Environmental Expenditures	C.H. Pehuenche E E Pehuenche S.A. Suministro de equipos de medicion de caudales.	Finished	—	—	—	—	-	—	48,574
Empresa Electrica Pehuenche S.A.		Studies, monitoring, laboratory analysis, removal and final disposal of solid waste at hydroelectric power stations (HPS), thermoelectric power stations and combine cycle power stations.	Finished	—	—	—	—	-	—	62,560
	CURILLINQUE CENTRAL	Campaigns and Studies	In process	9,061	—	9,061	—	-	9,061	—
		Environmental Sanitation	In process	882	—	882	—	-	882	—
	LOMA ALTA CENTRAL	Environmental Sanitation	In process	882	—	882	—	-	882	—
	Removal of Asbestos from Underground Cables	Removal of flame retardant tape with asbestos from the underground network MT.	In process	—	—	—	—	-	—	383,914
	ENVIRONMENTAL MONITORING	Environmental monitoring with SK Ecología operation and maintenance CEMS	In process	576,519	—	576,519	—	-	576,519	797,543
	CEMS STANDARDIZATION	Standardization warehouses, environmental management, regularization environmental impact assessment (EIA)	In process	207,966	207,966	—	—	-	207,966	645,302
	HYDRAULIC POWER STATIONS	Waste Management e higienización	In process	2,315	—	2,315	—	-	2,315	11,567
Enel Generación Chile S.A.	CC.CC. ENVIRONMENTAL EXPENSES	The main expenses incurred are: Bocamina U1-2: Operation and maintenance monitoring of air and meteorological quality stations, Environmental audit, monitoring network 1 a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements , SGI Works (Objective NC, inspections, audits and inspection) ISO 14001, OHSAS certification, Operation and Maintenance Service CEMS.	In process	1,452,158	855,667	596,491	855,667	31/12/2020	2,307,825	2,102,056
	CC.TT. ENVIRONMENTAL EXPENSES	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In process	5,387,657	1,763,829	3,623,828	1,763,829	31/12/2020	7,151,486	2,867,523
	CC.HH. ENVIRONMENTAL EXPENSES	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric power plants (C.H.)	In process	339,103	—	339,103	420,877	31/12/2020	759,980	183,156
	C.H. Ralco	Plan Ralco: Reforestation according to Agreement with the Catholic University and Electrification of housing in Ayin Maipu	Finished	—	—	—	—	-	—	4,542,216
	QUINTERO CENTRAL	CEMS Central Quinteros	In process	458,001	110,923	347,078	37,983	31/12/2020	495,984	417,194
	CHANGE OF TRAD X CALPE NETWORK	Concentrical network replacement by Calpe (Pre-assembled aluminum cable) BT	In process	1,476,780	1,476,780	—	—	-	1,476,780	1,382,504
		The service consists in the weeding and control of weeds in electric power substations in order to keep the enclosures free of weeds, ensuring a good operation of these facilities.	Finished	2,600	—	2,600	—	-	2,600	154,048
	VEGETATION CONTROL IN NETWORKS	Poda de arboles en cercanias de la red de media tensión	In process	—	—	—	—	-	—	6,292,641
		This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	Finished	67,291	—	67,291	—	-	67,291	—
	VEGETATION CONTROL IN MT/BT	Mejora en la red tradicional por calpe (cable aluminio preensamblado)	In process	—	—	—	—	-	—	392,475
		Pruning of trees near the media network and low voltage.	Finished	3,507,502	—	3,507,502	—	-	3,507,502	—
	ENVIRONMENTAL PERMITS	Environmental Impact Statement: 1) New Lampa Sectioning Substation and 2) Ochagavia - Florida Line, Sanjon La Aguada Section	Finished	—	—	—	—	-	—	6,970
Enel Distribución Chile S.A.		The service consists of the maintenance of green areas with replacement of species and grass in Enel substation enclosures. SSEE tree maintenance and weed removal, debris and garbage, outside perimeter.	Finished	64,737	—	64,737	—	-	64,737	52,016
	ENVIRONMENTAL MANAGEMENT IN SSEE	The service consists of the maintenance of green areas with replacement of species and turf in Enel substations enclosures. The service consists in the weeding and control of weeds in electric power substations in order to keep the enclosures free of weeds, ensuring a good operation of these facilities.	Finished	19,706	—	19,706		-	19,706	46,907
		The removal and transfer to waste dump from a Substation was carried out.	Finished	21,719	—	21,719	—	-	21,719	—
	ENVIRONMENTAL MANAGEMENT	Environmental Management of Reforestation in Metropolitan Park.	Finished	2,337	—	2,337	—	-	2,337	6,634
	IMPROVEMENTS IN THE MT NETWORK	Network replacement for weardown MT protected cable	In process	170,077	170,077	—	—	-	170,077	176,142
	RESPEL MANAGEMENT	Dangerous waste management	Finished	103,847	—	103,847	—	-	103,847	1,780
	REPLACE TRIFAS TRANSFORMERS MEJ QUALITY BT	Replacement of transformers with chargeability problems	In process	1,168,343	1,168,343	—	—	-	1,168,343	2,642,064
	REPLACEMENT TD DAE CONCENTRICA X TD. TRIF. RED CALPE	Concentrical network replacement by Calpe (Pre-assembled aluminum cable) BT	In process	492,260	492,260	—	—	-	492,260	1,008,416
Enel Green Power del Sur Spa.		Waste Management	Finished	4,432	—	4,432	—	-	4,432	—
	Carrera Pinto	Environmental Sanitation	Finished	6,466	—	6,466	—	-	6,466	—
		Wastewater Treatment Plant	Finished	4,436	—	4,436	—	-	4,436	—
		Waste Management	Finished	10,954	—	10,954	—	-	10,954	—
	Finis Terrae	Environmental Sanitation	Finished	7,674	—	7,674	—	-	7,674	—
		Wastewater Treatment Plant	Finished	2,154	—	2,154	—	-	2,154	—
	La Silla	Environmental Sanitation	Finished	2,902	—	2,902	—	-	2,902	—
		Waste Management	Finished	1,509	—	1,509	—	-	1,509	—
		Campaigns and Studies	Finished	20,613	—	20,613	—	-	20,613	—
	Los Buenos Aires	Environmental Sanitation	Finished	3,989	—	3,989	—	-	3,989	—
		Wastewater Treatment Plant	Finished	882	—	882	—	-	882	—
Enel Green Power del Sur Spa.		Environment Materials	Finished	5,589	—	5,589	—	-	5,589	—
		Waste Management	Finished	5,098	—	5,098	—	-	5,098	—
	Pampa Norte	Environmental Sanitation	Finished	6,618	—	6,618	—	-	6,618	—
		Wastewater Treatment Plant	Finished	3,459	—	3,459	—	-	3,459	—
		Waste Management	Finished	2,281	—	2,281	—	-	2,281	—
		Campaigns and Studies	Finished	83,820	—	83,820	—	-	83,820	—
	Renaico	Environmental Sanitation	Finished	5,226	—	5,226	—	-	5,226	—
		Wastewater Treatment Plant	Finished	982	—	982	—	-	982	—
		Environment Materials	Finished	4,822	—	4,822	—	-	4,822	—
		Outsourced Services	Finished	53,970	—	53,970	—	-	53,970	—
		Waste Management	Finished	13,999	—	13,999	—	-	13,999	—
	Sierra Gorda	Campaigns and Studies	Finished	42,959	—	42,959	—	-	42,959	—
		Environmental Sanitation	Finished	3,300	—	3,300	—	-	3,300	—
		Wastewater Treatment Plant	Finished	127	—	127	—	-	127	—
		Waste Management	Finished	1,613	—	1,613	—	-	1,613	—
	Chañares	Campaigns and Studies	Finished	7,981	—	7,981	—	-	7,981	—
		Environmental Sanitation	Finished	5,262	—	5,262	—	-	5,262	—
		Wastewater Treatment Plant	Finished	5,591	—	5,591	—	-	5,591	—
		Waste Management	Finished	1,678	—	1,678	—	-	1,678	—
	Lalackama	Environmental Sanitation	Finished	7,091	—	7,091	—	-	7,091	—
Empresa Electrica Panguipulli S.A.		Wastewater Treatment Plant	Finished	3,273	—	3,273	—	-	3,273	—
	Pilmaiquen	Waste Management	Finished	1,450	—	1,450	—	-	1,450	—
		Environmental Sanitation	Finished	6,822	—	6,822	—	-	6,822	—
		Waste Management	Finished	785	—	785	—	-	785	—
	Pullinque	Campaigns and Studies	Finished	2,627	—	2,627	—	-	2,627	—
		Environmental Sanitation	Finished	4,129	—	4,129	—	-	4,129	—
		Environment Materials	Finished	394	—	394	—	-	394	—
	Talinay Poniente	Campaigns and Studies	Finished	46,026	—	46,026	—	-	46,026	—
		Waste Management	Finished	10,745	—	10,745	—	-	10,745	—
Parque Eolico Tal Tal SpA	Taltal	Campaigns and Studies	Finished	44,656	—	44,656	—	-	44,656	—
		Environmental Sanitation	Finished	2,476	—	2,476	—	-	2,476	—
		Wastewater Treatment Plant	Finished	2,515	—	2,515	—	-	2,515	—
		Waste Management	Finished	11,546	—	11,546	—	-	11,546	—
Parque Eolico Valle de Los Vientos SpA	Valle de los Vientos	Campaigns and Studies	Finished	20,216	—	20,216	—	-	20,216	—
		Environmental Sanitation	Finished	2,471	—	2,471	—	-	2,471	—
		Waste Management	Finished	11,865	—	11,865	—	-	11,865	—
Parque Eolico Talinay Oriente S.A.	Talinay Oriente	Campaigns and Studies	Finished	63,666	—	63,666	—	-	63,666	—
		Environmental Sanitation	Finished	9,419	—	9,419	—	-	9,419	—
		Wastewater Treatment Plant	Finished	1,738	—	1,738	—	-	1,738	—
		Waste Management	Finished	10,087	—	10,087	—	-	10,087	—
Almeyda Solar Spa	Diego de Almagro	Environmental Sanitation	Finished	5,216	—	5,216	—	-	5,216	—
		Wastewater Treatment Plant	Finished	6,040	—	6,040	—	-	6,040	—
		Total		16,132,535	6,245,845	9,886,690	3,078,356	-	19,210,891	12,494,852

				12-31-2018						12-31-2017
Company Incurring the Cost	Name	Project	Project Status (Finished, In progress)	Total Disbursements ThCh$	Amounts Capitalized ThCh$	Expenses ThCh$	Disbursement amount in the future ThCh$	Estimated future disbursement date ThCh$	Total Disbursements ThCh$	Total Disbursement from the previous year ThCh$
Empresa Electrica Pehuenche S.A.	Hydroelectric Central Environmental Expenditures	C.H. Pehuenche E E Pehuenche S.A. Supply of flow measurement equipment.	In progress	48,574	48,574	—	—	—	48,574	6,787
		Studies, monitoring, laboratory analysis, removal and final disposal of solid waste at hydroelectric power stations (HPS), thermoelectric power stations and combine cycle power stations.	In progress	62,560	—	62,560	—		62,560	—
Enel Distribución Chile S.A.	Vegetation Control In Redesat	It consists of cutting branches until the safety conditions to which the foliage must be left with respect to the drivers.	In progress	134,394	—	134,394	19,654		154,048	306,419
		Pruning of trees near the medium voltage network	In progress	5,790,042	2,472,768	3,317,274	502,599	31-03-2019	6,292,641
	Management Respel	Dangerous waste management	Finished	1,780	—	1,780	—	30-06-2018	1,780
	Environmental management in Ssee	The service consists of the maintenance of green areas with replacement of species and turf in Enel substations enclosures	Finished	15,383	—	15,383	36,633	31-12-2018	52,016
		The service consists in the weeding and control of weeds in electric power substations in order to keep the enclosures free of weeds, ensuring a good operation of these facilities.	In progress	46,339	—	46,339	568	31-03-2018	46,907
	ENVIRONMENTAL PERMITS	Environmental Impact Statement: 1) New Lampa Sectioning Substation and 2) Ochagavia - Florida Line, Sanjon La Aguada Section	In progress	1,767	1,767	—	5,203	31-03-2019	6,970
	VEGETATION CONTROL IN MT / BT NETWORKS	Improvement in the traditional network by calpe (pre-assembled aluminum cable)	In progress	19,416	19,416	—	373,059	31-03-2019	392,475
	IMPROVEMENTS IN THE MT NETWORK	Network replacement for weardown MT protected cable	In progress	158,086	158,086	-	18,056	31-03-2019	176,142
	CHANGE OF TRAD X CALPE NETWORK	Traditional network replacement by Calpe (Pre-assembled aluminum cable) BT	In progress	851,792	851,792	-	530,712	31-03-2019	1,382,504
	REPLACEMENT TD DAE CONCENTRICA X TD. TRIF. RED CALPE	Concentrical network replacement by Calpe (Pre-assembled aluminum cable) BT	In progress	712,455	712,455	—	295,961	31-03-2019	1,008,416
	REPLACE TRIFAS TRANSFORMERS MEJ QUALITY BT	Replacement of transformers with chargeability problems		1,288,155	1,288,155	—	1,353,909	31-03-2019	2,642,064
	ENVIRONMENTAL MANAGEMENT	Environmental Management of Reforestation in Cerro Chena and Metropolitan Park.		5,831	-	5,831	803	31-03-2019	6,634
	Removal of Asbestos from Underground Cables	Removal of flame retardant tape with asbestos from the underground network MT.	In progress	265,577	146,300	119,277	118,337	31-03-2019	383,914	203,724
GasAtacama Chile	Environmental monitoring	Environmental monitoring with SK Ecología operation and maintenance CEMS.	In progress	797,543	—	797,543	—		797,543	1,463,204
	Standardization Cems	Normalización bodegas, gestión ambiental.	In progress	645,302	645,302	—	—		645,302	1,021,630
	Hydraulic power stations	Waste management and sanitation	In progress	11,567	-	11,567			11,567
Enel Generación Chile S.A.	ENVIRONMENTAL EXPENSES CC.TT.	The main expenses incurred are: Bocamina U1-2: Operation and maintenance monitoring of air and meteorological quality stations, Environmental audit, monitoring network 1 a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements , SGI Works (Objective NC, inspections, audits and inspection) ISO 14001, OHSAS certification, Operation and Maintenance Service CEMS.	In progress	2,102,056	—	2,102,056	—		2,102,056	1,252,355
		Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In progress	2,867,523	—	2,867,523	—		2,867,523	251,277
	ENVIRONMENTAL EXPENSES CC.HH.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric power plants (C.H.)	In progress	183,156	—	183,156	—		183,156	870,281
	C.H. Ralco	Plan Ralco: Reforestation according to Agreement with the Catholic University and Electrification of housing in Ayin Maipu	In progress	4,542,216	4,542,216	—	—		4,542,216	5,075,137
	Central Quintero	CEMS Central Quinteros	In progress	417,194	417,194	—	—		417,194	1,290,133
		Total		20,968,708	11,304,025	9,664,683	3,255,494		24,224,202	11,740,947